UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249
Date of fiscal year end: October 31
Date of reporting period: July 31, 2006

Item 1. Schedule of Investments

Thrivent Financial Securities Lending Trust Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	Certificates of Deposit (1.3%)	Yield(b)	Date	Value

Banking — Domestic
$14,400,000	BNP Paribas Chicago	4.790%	12/27/2006	$14,400,000
5,640,000	Depfa Bank plc NY	4.515	10/17/2006	5,640,000
17,310,000	Dexia Bank NY	4.525	11/17/2006	17,289,885
14,730,000	Royal Bank of Canada NY	4.750	12/4/2006	14,730,000

	Total Certificates of Deposit			52,059,885

Principal			Maturity
Amount	Commercial Paper (63.2%)	Yield(b)	Date	Value

Banking — Domestic (4.2%)
$15,360,000	Blue Spice, LLC	5.300%	8/1/2006	$15,360,000
3,960,000	Rabobank USA Finance Corporation	5.320	8/1/2006	3,960,000
6,118,000	River Fuel Trust No. 1	5.400	10/24/2006	6,040,913
30,000,000	Svenska Handelsbanke, Inc.	5.300	8/7/2006	29,973,500
21,950,000	UBS Finance Corporation	5.260	8/3/2006	21,943,586
11,900,000	UBS Finance Corporation	5.300	8/8/2006	11,887,736
30,000,000	Wells Fargo Bank NA	5.300	8/7/2006	30,000,000
30,000,000	Wells Fargo Bank NA	5.300	8/8/2006	30,000,000
15,000,000	Wells Fargo Financial, Inc.	5.260	8/7/2006	14,986,850

	Total Banking-Domestic			164,152,585

Banking-Foreign (1.3%)
25,000,000	Depfa Bank plc	5.270	8/7/2006	24,978,042
2,300,000	DnB NORBank ASA	5.260	8/2/2006	2,299,664
22,585,000	DnB NORBank ASA	5.270	8/7/2006	22,565,163

	Total Banking-Foreign			49,842,869

Brokerage (3.0%)
50,000,000	Citigroup Funding, Inc.	5.280	8/1/2006	50,000,000
30,000,000	Citigroup Funding, Inc.	5.255	8/7/2006	29,973,725
30,000,000	Citigroup Funding, Inc.	5.255	8/8/2006	29,969,346
5,175,000	Goldman Sachs Group, Inc.	7.200	11/1/2006	5,204,170

	Total Brokerage			115,147,241

Capital Goods (0.9%)
34,000,000	General Electric Capital Corporation	5.280	8/1/2006	34,000,000

	Total Capital Goods			34,000,000

Consumer Cyclical (4.6%)
13,003,000	Golden Funding Corporation	5.200	8/2/2006	13,001,122
26,190,000	Golden Funding Corporation	5.290	8/7/2006	26,166,909
24,143,000	Golden Funding Corporation	5.300	8/8/2006	24,118,119
25,000,000	Golden Funding Corporation	5.320	8/9/2006	24,970,444
5,000,000	Toyota Financial Services de Puerto Rico, Inc.	5.110	3/30/2007	5,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Thrivent Financial Securities Lending Trust Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	Commercial Paper (63.2%)	Yield(b)	Date	Value

Consumer Cyclical — continued
$30,000,000	Toyota Motor Credit Corporation	5.260%	8/1/2006	$30,000,000
25,000,000	Toyota Motor Credit Corporation	5.260	8/3/2006	24,992,694
30,000,000	Toyota Motor Credit Corporation	5.250	8/8/2006	29,969,375

	Total Consumer Cyclical			178,218,663

Consumer Non-Cyclical (0.8%)
30,000,000	Novartis Finance Corporation	5.250	8/7/2006	29,973,750

	Total Consumer Non-Cyclical			29,973,750

Education (1.3%)
5,000,000	Duke University	5.110	8/3/2006	4,998,580
25,000,000	Northwestern University	5.160	9/5/2006	24,874,583
600,000	Yale University	5.160	8/1/2006	600,000
22,450,000	Yale University	5.510	12/6/2006	22,013,608

	Total Education			52,486,771

Energy (2.2%)
86,840,000	Total Capital SA	5.300	8/1/2006	86,840,000

	Total Energy			86,840,000

Finance (38.4%)
25,000,000	Amsterdam Funding Corporation	5.340	8/16/2006	24,944,375
25,000,000	Aspen Funding Corporation	5.290	8/9/2006	24,970,611
25,000,000	Barton Capital Corporation	5.230	8/3/2006	24,992,736
29,248,000	Barton Capital Corporation	5.280	8/7/2006	29,222,295
5,565,000	Barton Capital Corporation	5.280	8/8/2006	5,559,287
19,233,000	Barton Capital Corporation	5.300	8/11/2006	19,204,685
19,540,000	Bryant Park Funding, LLC	5.280	8/7/2006	19,522,805
30,000,000	Bryant Park Funding, LLC	5.300	8/10/2006	29,960,250
20,079,000	Chariot Funding, LLC	5.375	8/23/2006	20,013,046
10,792,000	Chariot Funding, LLC	5.375	8/24/2006	10,754,940
30,000,000	Chariot Funding, LLC	5.360	8/30/2006	29,870,467
5,000,000	Cintas Corporation	5.290	8/4/2006	4,997,796
12,000,000	Cintas Corporation	5.330	8/7/2006	11,989,460
13,000,000	Cintas Corporation	5.290	8/8/2006	12,986,628
22,500,000	Cintas Corporation	5.330	8/14/2006	22,456,694
20,000,000	Corporate Asset Finance Company, LLC	5.310	8/2/2006	19,997,050
10,000,000	Corporate Asset Finance Company, LLC	5.350	8/24/2006	9,965,819
30,000,000	Corporate Receivables Corporation Funding, LLC	5.340	8/16/2006	29,933,250
15,000,000	Fountain Square Commercial Funding Corporation	5.300	8/1/2006	15,000,000
25,000,000	Fountain Square Commercial Funding Corporation	5.280	8/8/2006	24,974,333
10,774,000	General Electric Capital Corporation	4.630	10/24/2006	10,657,605
35,000,000	Grampian Funding, LLC	5.300	8/1/2006	35,000,000
30,000,000	Grampian Funding, LLC	5.310	8/11/2006	29,955,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Thrivent Financial Securities Lending Trust Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	Commercial Paper (63.2%)	Yield(b)	Date	Value

Finance — continued
$20,000,000	Greyhawk Funding, LLC	5.280%	8/8/2006	$19,979,467
22,000,000	Greyhawk Funding, LLC	5.370	8/22/2006	21,931,085
30,000,000	Greyhawk Funding, LLC	5.370	8/23/2006	29,901,550
25,000,000	Kitty Hawk Funding Corporation	5.290	8/2/2006	24,996,326
20,000,000	Kitty Hawk Funding Corporation	5.280	8/7/2006	19,982,400
25,000,000	Liberty Harbour, Inc.	5.330	8/9/2006	24,970,389
17,000,000	Nieuw Amsterdam Receivables Corporation	5.310	8/2/2006	16,997,492
8,300,000	Nieuw Amsterdam Receivables Corporation	5.290	8/8/2006	8,291,479
35,877,000	Nieuw Amsterdam Receivables Corporation	5.330	8/9/2006	35,834,546
30,000,000	Nieuw Amsterdam Receivables Corporation	5.340	8/11/2006	29,955,500
25,000,000	Nieuw Amsterdam Receivables Corporation	5.360	8/21/2006	24,925,556
40,622,000	Old Line Funding Corporation, LLC	5.280	8/2/2006	40,616,082
35,000,000	Paradigm Funding, LLC	5.310	8/1/2006	35,000,000
18,400,000	Paradigm Funding, LLC	5.280	8/4/2006	18,391,904
29,000,000	Paradigm Funding, LLC	5.360	8/18/2006	28,926,598
30,000,000	Park Avenue Receivables Corporation	5.280	8/4/2006	29,986,800
30,000,000	Park Avenue Receivables Corporation	5.380	8/29/2006	29,874,467
60,000,000	Preferred Receivables Funding Corporation,	5.280	8/7/2006	59,947,250
30,000,000	Ranger Funding Company, LLC	5.300	8/2/2006	29,995,583
25,000,000	Ranger Funding Company, LLC	5.280	8/7/2006	24,978,000
30,000,000	Sheffield Receivables Corporation	5.300	8/1/2006	30,000,000
39,070,000	Sheffield Receivables Corporation	5.300	8/7/2006	39,035,532
43,000,000	Sheffield Receivables Corporation	5.290	8/9/2006	42,949,518
30,000,000	Sheffield Receivables Corporation	5.330	8/14/2006	29,942,258
30,000,000	Solitaire Funding, LLC	5.290	8/8/2006	29,969,142
6,700,000	Solitaire Funding, LLC	5.340	8/17/2006	6,684,099
10,000,000	Thames Asset Global Securitization, Inc.	5.360	8/18/2006	9,974,689
16,976,000	Thames Asset Global Securitization, Inc.	5.380	8/21/2006	16,925,261
15,047,000	Three Pillars, Inc.	5.270	8/1/2006	15,047,000
29,056,000	Three Pillars, Inc.	5.280	8/4/2006	29,043,215
10,294,000	Three Pillars, Inc.	5.380	9/1/2006	10,246,310
15,042,000	Thunder Bay Funding, Inc.	5.260	8/2/2006	15,039,802
21,500,000	Thunder Bay Funding, Inc.	5.270	8/7/2006	21,481,116
25,000,000	Thunder Bay Funding, Inc.	5.280	8/9/2006	24,970,667
30,000,000	Tulip Funding Corporation	5.370	8/25/2006	29,892,600
25,000,000	U.S. Central Credit Union	5.260	8/1/2006	25,000,000
25,000,000	U.S. Central Credit Union	5.260	8/7/2006	24,978,083
55,000,000	Yorktown Capital, LLC	5.290	8/3/2006	54,983,864
16,000,000	Yorktown Capital, LLC	5.360	8/21/2006	15,952,356

	Total Finance			1,494,527,868

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Thrivent Financial Securities Lending Trust Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	Commercial Paper (63.2%)	Yield(b)	Date	Value

Insurance (4.6%)
$50,000,000	AIG Funding, Inc.	5.280%	8/1/2006	$50,000,000
30,000,000	Curzon Funding, LLC	5.280	8/2/2006	29,995,600
8,000,000	Curzon Funding, LLC	5.300	8/3/2006	7,997,644
16,839,000	Curzon Funding, LLC	5.355	8/18/2006	16,796,418
13,970,000	Swiss Reinsurance Company	4.635	10/20/2006	13,826,109
30,000,000	Swiss Reinsurance Financial Products	5.260	8/1/2006	30,000,000
30,000,000	Swiss Reinsurance Financial Products	5.260	8/8/2006	29,969,317

	Total Insurance			178,585,088

U.S. Municipal (1.9%)
39,302,000	Alaska Housing Finance Corporation	5.160	8/2/2006	39,296,367
35,696,000	Alaska Housing Finance Corporation	5.250	9/6/2006	35,508,596

	Total U.S. Municipal			74,804,963

	Total Commercial Paper			2,458,579,798

Shares or
Principal			Maturity
Amount	Other (6.1%)	Yield(b)	Date	Value

Time Deposits (6.1%)
$70,000,000	Royal Bank of Canada	5.330%	8/1/2006	$70,000,000
100,000,000	Svenska Handlesbanke, Inc.	5.300	8/1/2006	99,999,999
67,410,000	BNP Paribas Paris Euro Time Deposit	5.300	8/1/2006	67,410,000

	Total Time Deposits			237,409,999

Mutual Funds (c)
$555,000	Barclays Prime Money Market Fund	4.790	N/A	$555,000
65,000	Morgan Stanley Institutional Liquidity Fund(d)	4.760	N/A	65,000
933,663	Reserve Primary Fund	4.740	N/A	933,663

	Total Mutual Funds			1,553,663

	Total Other			238,963,662

Principal			Maturity
Amount	Public Corporate (0.2%)	Yield(b)	Date	Value

$5,000,000	Citigroup, Inc.	5.500%	8/9/2006	$5,000,586
3,735,000	MBNA Corporation	6.250	1/17/2007	3,759,779

	Total Public Corporate			8,760,365

Principal			Maturity
Amount	Repurchase Agreements (2.6%)	Yield(b)	Date	Value

$100,000,000	Barclays Bank plc Repurchase Agreement	5.280%	8/1/2006	$100,000,000

	Total Repurchase Agreements			100,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Thrivent Financial Securities Lending Trust Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	U.S. Government (0.3%)	Yield(b)	Date	Value

$5,370,000	Federal Home Loan Mortgage Corporation	4.875%	2/26/2007	$5,370,000
5,800,000	Federal National Mortgage Association	4.050	8/14/2006	5,800,000

	Total U.S. Government			11,170,000

Principal			Maturity
Amount	Variable Rate Notes (25.5%)(e)	Yield(b)	Date	Value

Banking— Domestic (9.3%)
$30,000,000	Bank of America Corporation	5.310%	8/10/2006	$30,000,000
25,000,000	Bank of America Corporation	5.315	8/15/2006	25,000,000
25,000,000	Bank of New York Company, Inc.	5.335	8/10/2006	24,999,968
17,000,000	Barclays Bank plc NY	5.340	8/30/2006	16,996,600
10,000,000	Dexia Credit Local NY	5.274	8/7/2006	9,999,211
30,000,000	Dexia Credit Local NY	5.286	9/3/2006	29,999,191
50,000,000	Fifth Third Bancorp	5.380	8/23/2006	50,000,000
37,920,000	HSBC USA, Inc.	5.349	8/15/2006	37,920,000
34,000,000	Royal Bank of Canada NY	5.316	9/1/2006	34,000,000
25,000,000	Royal Bank of Scotland NY	5.335	8/22/2006	24,999,187
25,000,000	Societe Generale/New York	5.320	11/27/2006	25,000,000
18,670,000	US Bank NA	5.333	8/29/2006	18,669,384
35,000,000	US Bank NA	5.279	9/5/2006	34,998,180

	Total Banking — Domestic			362,581,721

Banking-Foreign (3.0%)
21,960,000	Bank of Ireland	5.348	8/21/2006	21,960,000
25,000,000	BNP Paribas SA	5.364	8/28/2006	25,000,000
25,000,000	DNB NOR ASA	5.375	8/25/2006	25,000,000
20,000,000	Royal Bank of Scotland plc	5.379	8/21/2006	20,000,000
25,000,000	Societe Generale	5.316	9/5/2006	25,000,000

	Total Banking-Foreign			116,960,000

Brokerage (4.1%)
25,000,000	Goldman Sachs Group, Inc.	5.386	8/1/2006	25,000,000
15,000,000	Merrill Lynch & Company, Inc.	5.300	8/1/2006	15,000,000
25,000,000	Merrill Lynch & Company, Inc.	5.443	8/1/2006	25,015,505
20,000,000	Merrill Lynch & Company, Inc.	5.599	8/11/2006	20,028,026
25,000,000	Merrill Lynch & Company, Inc.	5.409	8/15/2006	25,014,574
25,000,000	Morgan Stanley	5.300	8/1/2006	25,000,000
25,000,000	Morgan Stanley	5.310	8/1/2006	25,000,000

	Total Brokerage			160,058,105

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Thrivent Financial Securities Lending Trust Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	Variable Rate Notes (25.5%)(e)	Yield(b)	Date	Value

Consumer Cyclical (3.2%)
$25,000,000	American Honda Finance Corporation	5.260%	9/12/2006	$25,000,000
25,000,000	Toyota Motor Credit Corporation	5.339	8/21/2006	25,001,388
30,000,000	Toyota Motor Credit Corporation	5.276	9/3/2006	29,998,594
20,000,000	Toyota Motor Credit Corporation	5.570	8/1/2006	20,010,669
25,000,000	Toyota Motor Credit Corporation	5.285	8/10/2006	24,999,991

	Total Consumer Cyclical			125,010,642

Finance (2.3%)
40,000,000	General Electric Capital Corporation	5.470	8/9/2006	40,034,259
25,000,000	General Electric Capital Corporation	5.360	8/24/2006	25,000,000
4,000,000	General Electric Capital Corporation	5.413	8/1/2006	4,000,535
20,000,000	Union Hamilton Special Funding, LLC	5.424	9/21/2006	20,000,000

	Total Finance			89,034,794

Insurance (1.3%)
25,000,000	MBIA Global Funding, LLC	5.317	8/14/2006	25,000,000
25,000,000	MBIA Global Funding, LLC	5.340	8/25/2006	24,999,004

	Total Insurance			49,999,004

U.S. Municipal (2.3%)
11,175,000	BRCH Corporation	5.380	8/2/2006	11,175,000
15,000,000	Michigan State Housing Development Authority
	Revenue Bonds (Series D)	5.380	8/3/2006	15,000,000
19,200,000	Texas State Adjustable Taxable Veterans Housing
	Series PG Class B Revenue Bonds	5.310	8/2/2006	19,200,000
45,000,000	Texas State Public Finance Authority Revenue Bonds	5.310	8/3/2006	45,000,000

	Total U.S. Municipal			90,375,000

	Total Variable Rate Notes			994,019,266

	Total Investments (at amortized cost) 99.2%			$3,863,552,976

	Other Assets and Liabilities, Net 0.8%			29,434,952

	Total Net Assets 100.0%			$3,892,987,928

(a) The categories of investments are shown as a percentage of total net assets.

(b) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(c) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent Financial Securities Lending Trust.

(d) Non-income producing security.

(e) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(f) The cost for federal income tax purposes is $3,863,552,976.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 26, 2006		THRIVENT FINANCIAL
SECURITIES LENDING
TRUST

	By:	/s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 26, 2006
	By:	/s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Date: September 26, 2006
	By:	/s/ Gerard V. Vaillancourt
-----------------------------------------
Gerard V. Vaillancourt
Treasurer